Revenue from contracts with customers and trade receivables	12 Months Ended
Mar. 31, 2023
Revenue [abstract]
Revenue from contracts with customers and trade receivables
22.	Revenue from contracts with customers and trade receivables

Revenue from contracts with customers:

	For the Year Ended March 31,
	2023		2022		2021
Sales	Rs.	234,595	Rs.	205,144	Rs.	184,202
Service income		4,508		4,380		4,105
License fees (1)		6,776		4,867		1,415
	Rs.	245,879	Rs.	214,391	Rs.	189,722

(1)	During the year ended March 31, 2023, this primarily includes the following amounts:
•	Rs.902 from the sale of brands Z&D, Pedicloryl, Pecef and Ezinapi to J.B. Chemicals and Pharmaceuticals Limited;
•	Rs.1,399 from the sale of brands Styptovit-E, Finast, Finast-T and Dynapres to Torrent Pharmaceuticals Limited and
•	Rs.2,640 from the sale of certain non-core dermatology brands to Eris Lifesciences Limited

The amounts recognized above are adjusted for expected sales returns. These transactions pertain to the Company’s Global Generics segment.

During the year ended March 31, 2022, the Company entered into the following agreements:

•
An agreement with Alium JSC for the sale of the Company’s territorial rights relating to two of its anti-bacterial brands (Ciprolet® and Levolet®) in Russia and certain countries of the former Soviet Union. The consideration for the arrangement is Rs.1,971 and the Company recognized revenue of Rs.1,774 for the performance obligations relating to the milestones met. This transaction pertains to the Company’s Global Generics segment.

•
An agreement with Mankind Pharma Limited towards the sale of two of the Company's brands (Daffy bar and Combihale) in India, which formed part of the Company’s Global Generics segment. License fees includes an amount of Rs.390 towards the aforesaid sales transaction.

•
A definitive agreement with BioDelivery Sciences International, Inc. (“BDSI”), pursuant to which the Company sold its U.S. and Canada territory rights for ELYXYB (celecoxib oral solution) 25 mg/mL, to BDSI.  Upon successful completion of the closing conditions, the Company had recognized Rs.1,084 from this transaction.
This transaction pertains to the Company’s Others segment (pertaining to its Proprietary products business).

Refer to Note 5 (“Segment reporting”) for details on revenues by therapeutic area, and revenues by geography.

Deferred revenue:

Tabulated below is the reconciliation of deferred revenue for the years ended March 31, 2023 and 2022.

	For the Year Ended March 31,
	2023		2022
Balance as of April 1	Rs.	2,832	Rs.	2,583
Revenue recognized during the year		(2,091)		(1,961)
Milestone payment received during the year		1,626		2,210
Balance as of March 31	Rs.	2,367	Rs.	2,832
Current		812		1,235
Non-current		1,555		1,597

Significant gross to net adjustments relating to
Company’s North America Generics business (amounts in U.S.$ millions)
:

A roll-forward for each major accrual for the Company’s North America Generics business for the fiscal years ended March 31, 2021, 2022 and 2023 is as follows:

Particulars	Chargebacks	Rebates	Medicaid	Refund Liability (3)
	(All amounts in U.S.$)
Beginning Balance: April 1, 2020	156	80	11	24
Current provisions relating to sales during the year	1,702	245	21	15
Provisions and adjustments relating to sales in prior years	*	-	-	-
Credits and payments**	(1,656)	(247)	(19)	(20)
Ending Balance: March 31, 2021	202	78	13	19

Beginning Balance: April 1, 2021	202	78	13	19
Current provisions relating to sales during the year (1)	1,897	235	23	25
Provisions and adjustments relating to sales in prior years	*	-	-	-
Credits and payments**	(1,836)	(219)	(23)	(20)
Ending Balance: March 31, 2022	263	94	13	24

Beginning Balance: April 1, 2022	263	94	13	24
Current provisions relating to sales during the year (2)	2,121	209	22	32
Provisions and adjustments relating to sales in prior years	*	-	-	-
Credits and payments**	(2,137)	(216)	(22)	(21)
Ending Balance: March 31, 2023	247	87	13	35

*
Currently, the Company does not separately track provisions and adjustments, in each case to the extent relating to prior years for chargebacks. However, the adjustments are expected to be non-material. The volumes used to calculate the closing balance of chargebacks represent approximately 1.1 to 1.4 months equivalent of sales, which corresponds to the pending chargeback claims yet to be processed.

**	Currently, the Company does not separately track the credits and payments, in each case to the extent relating to prior years for chargebacks, rebates, M edicaid payments or refund liability.

(1)
Chargebacks provisions and payments for the year ended March 31, 2022 were each higher as compared to the year ended March 31, 2021, primarily as a result of higher sales volumes and also due to higher pricing rates per unit for chargebacks on account of
reduction
s
in the contract prices through which the product is resold in the retail part of the supply chain for certain of our products
.

The foregoing
 were partially off-set due to a lower pricing rates per unit for chargebacks
,
 primarily on account of a reduction in the invoice price to wholesalers for certain of our products. The rebates provisions and payments for the year ended March 31, 2022 were each lower as compared to the year ended March 31, 2021, primarily as a result of lower pricing rates per unit for rebates, due to reduction in the contract prices through which the product is resold in the retail part of the supply chain for certain of our products.

(2)
Chargebacks provisions and payments for the year ended March 31, 2023 were each higher as compared to the year ended March 31, 2022, primarily as a result of higher sales volumes and also due to higher pricing rates per unit for chargebacks on account of
reduction
s
in the contract prices through which the product is resold in the retail part of the supply chain for certain of our products,
The foregoing were
partially off-set due to a lower pricing rates per unit for chargebacks
,
 primarily on account of a reduction in the invoice price to wholesalers for certain of our products. The rebates provisions and payments for the year ended March 31, 2023 were each lower as compared to the year ended March 31, 2022, primarily as a result of lower pricing rates per unit for rebates, due to reduction in the contract prices through which the product is resold in the retail part of the supply chain for certain of our products.

(3)
The Company
’
s
overall
provision for

refund liability as of March 31, 2023 relating to
the Com
pany
’
s
North America Generics business was U.S.$35
,
compared to a liability of U.S.$24 as of March 31, 2022. This increase in the Company’s

provision for such
liability was primarily attributable to a

new product launches, volume growth and product mix changes for the year ended March 31, 2023
a
s
compared to the year ended March 31, 2022.

The estimates of “gross-to-net” adjustments for the Company’s operations in India and other countries outside of the United States relate mainly to refund liability in all such operations, and certain rebates to healthcare insurance providers are specific to the Company’s German operations. The pattern of such refund liability is generally consistent with the Company’s gross sales. In Germany, the rebates to healthcare insurance providers mentioned above are contractually fixed in nature and do not involve significant estimations by the Company.

Refund liabilities:
	For the Year Ended March 31,
	2023		2022
Balance at the beginning of the year	Rs.	3,583	Rs.	2,824
Provision made during the year, net of reversals		4,606		4,406
Provision used during the year		(3,649)		(3,699)
Effect of changes in foreign exchange rates		176		52
Balance at the closing of the year	Rs.	4,716	Rs.	3,583
Current	Rs.	4,716	Rs.	3,583
Non-current		-		-

Contract asset:
As mentioned in the accounting policies for refund liability set forth in Note 3.m. of these consolidated financial statements, the Company recognizes an asset (i.e., the right to the returned goods), for the products expected to be returned. The Company initially measures this asset at the former carrying amount of the inventory, less any expected costs to recover the goods, including any potential decreases in the value of the returned goods. Along with re-measuring the refund liability at the end of each reporting period, the Company updates the measurement of the asset recorded for any revisions to its expected level of returns, as well as any additional decreases in the value of the returned products.

As of March 31, 2023 and 2022, the Company had Rs.48 and Rs.43, respectively, as contract assets representing the right to returned goods.

Contract liabilities:
	As of March 31,
	2023		2022
Advance from customers	Rs.	1,169	Rs.	1,341
	Rs.	1,169	Rs.	1,341